Offerings - Offering: 1	Oct. 16, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 36,575,951.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,599.78
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $5,599.78 was paid in connection with the filing of the Schedule TO-I by Constitution Capital Access Fund, LLC (File No. 005-93782) on July 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.